Consolidated Statement of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Product and service revenues	$ 104,505	$ 103,877
Cost of product and service revenues	90,492	82,893
Gross margin	14,013	20,984
Operating expenses:
Research and product development	62,162	35,519
General and administrative	24,725	16,234
Sales and marketing	12,904	8,616
Other expense	2,325	376
Total operating expenses	102,116	60,745
Results from operating activities	(88,103)	(39,761)
Finance income (loss) and other	(8,813)	4,282
Finance expense	(1,294)	(1,303)
Net finance income (loss)	(10,107)	2,979
Equity in loss of investment in joint venture and associates	(16,140)	(12,557)
Impairment charges on property, plant and equipment	(263)	0
Loss before income taxes	(114,613)	(49,339)
Income tax recovery (expense)	216	(130)
Net loss from continued operations	(114,397)	(49,469)
Net income (loss) from discontinued operations	164	(1,908)
Net loss	(114,233)	(51,377)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans	2,170	(289)
Items that will not be reclassified to profit or loss	2,170	(289)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	814	94
Items that may be reclassified subsequently to profit or loss	814	94
Other comprehensive income (loss), net of tax	2,984	(195)
Total comprehensive loss	$ (111,249)	$ (51,572)
Basic and diluted loss per share
Continuing operations, basic (in dollars per share)	$ (0.39)	$ (0.20)
Continuing operations, diluted (in dollars per share)	(0.39)	(0.20)
Discontinued operations, basic (in dollars per share)	0	(0.01)
Discontinued operations, diluted (in dollars per share)	0	(0.01)
Basic loss per share (in USD per share)	(0.39)	(0.21)
Diluted loss per share (in USD per share)	$ (0.39)	$ (0.21)
Weighted average number of common shares outstanding (shares)	295,293,438	248,481,027